Investments in Equity Investees (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in Equity Investees
Investments in equity investees	$ 48,411	$ 73,777
SHPL
Investments in Equity Investees
Investments in equity investees	$ 48,411	73,461	$ 75,999
Other (note)
Investments in Equity Investees
Investments in equity investees		$ 316